Schedule I - BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Sep. 30, 2017	Jan. 06, 2017	Sep. 30, 2016	Jan. 06, 2016	Jan. 06, 2015	Apr. 18, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, Authorized	500,000,000		500,000,000
Ordinary shares, Issued	131,854,773		131,729,773
Ordinary shares, Outstanding	131,854,773	131,854,773	131,729,773	140,219,033	142,878,373
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, Authorized	500,000,000		500,000,000
Ordinary shares, Issued	131,854,773		131,729,773
Ordinary shares, Outstanding	131,854,773		131,729,773